Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents		$ 964,366	$ 2,131,861
Restricted cash		11,541
Advances to suppliers, net		11,581,632	10,333,314
Contract assets		701,417	789,320
Prepaid expenses		71,719	71,719
Inventories, net		891,613	790,207
Other current assets		4,244,586	3,057,741
TOTAL CURRENT ASSETS		27,296,464	26,414,168
Property, equipment and software, net		5,211,581	5,670,216
Right-of-use assets		66,283	85,868
Goodwill		7,277,374	7,277,374
TOTAL ASSETS		39,851,702	39,447,626
CURRENT LIABILITIES
Short-term bank loans		5,536,156	4,005,325
Accounts payable		2,264,078	3,071,456
Contract liabilities		1,299,409
Accrued payroll and benefits		927,530	660,410
Other payables and accrued expenses		3,336,898	3,931,171
Income tax payable			3,981
Lease liability-current		54,054	42,663
TOTAL CURRENT LIABILITIES		16,712,535	14,110,689
Lease liability		32,812	62,696
Long-term bank loans		5,736,965	5,733,552
TOTAL LIABILITIES		22,482,312	19,906,937
EQUITY
Ordinary shares, 2026 and 2025: par $0; authorized capital 5,000,000,000 shares; shares issued and outstanding, June 30, 2026: 9,552,783 shares; December 31, 2025: 9,552,783 shares;		194,458,213	194,458,213
Preferred shares, 2026 and 2025: par $0; authorized capital 10,000,000 shares; shares issued and outstanding, June 30, 2026 and December 31, 2025: 0 shares	[1]
Additional paid-in capital		11,568,652	11,568,652
Reserve		10,209,086	10,209,086
Accumulated deficit		(223,128,280)	(220,633,658)
Accumulated other comprehensive income		24,160,883	23,837,560
TOTAL SHAREHOLDERS’ EQUITY		17,369,390	19,540,689
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		39,851,702	39,447,626
Common Class A [Member]
EQUITY
Class A shares, 2026 and 2025: par $0; authorized capital 50,000,000 shares; shares issued and outstanding, June 30, 2026: 50,418 shares; December 31, 2025: 50,418 shares;		100,836	100,836
Nonrelated Party [Member]
CURRENT ASSETS
Accounts receivable, net		8,829,590	8,981,264
CURRENT LIABILITIES
Advances from customers		959,126	588,446
Related Party [Member]
CURRENT ASSETS
Accounts receivable, net			258,742
CURRENT LIABILITIES
Advances from customers		2,756	2,672
Amounts due to related parties, net		$ 2,332,528	$ 1,804,565

[1]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively restated.